BENEFIT PLAN (Q1) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
BENEFIT PLAN [Abstract]
Contribution to benefit plan	$ 68,400	$ 52,300	$ 239,000	$ 154,000